Derivative Financial Instruments - Hedging Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) instrument	Dec. 31, 2023 USD ($) instrument
Net Investment Hedging
Derivative Financial Instruments
Notional amount	$ 6,200	$ 4,900
Average remaining maturity	9 months 18 days	1 month 6 days
Interest Rate Swap
Derivative Financial Instruments
Notional amount	$ 6,725	$ 6,725
Interest Rate Swap | Fair Value Hedging
Derivative Financial Instruments
Notional amount	$ 6,700	$ 6,700
Average remaining maturity	4 years 6 months	5 years 6 months
Number of derivative instruments outstanding | instrument	0	0
Forward-starting interest rate swaps
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (14)
Forward-starting interest rate swaps | Cash Flow Hedging
Derivative Financial Instruments
Number of derivative instruments outstanding | instrument	0	0
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ (106)	$ (121)
Foreign exchange contracts
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	(54)
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge
Derivative Financial Instruments
Notional amount	$ 7,400	6,700
Foreign exchange contracts | Not Designated as Hedging Instrument, Economic Hedge | Maximum
Derivative Financial Instruments
Term of contract	1 year
Foreign exchange contracts | Cash Flow Hedging
Derivative Financial Instruments
Notional amount	$ 5,000	5,200
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ 84	23
Maximum length of time hedged	6 years
Foreign exchange contracts | Net Investment Hedging
Derivative Financial Instruments
Notional amount	$ 14,000	15,900
Foreign Exchange Forward
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	363
Foreign Exchange Forward | Cash Flow Hedging
Derivative Financial Instruments
Notional amount	$ 9,700	$ 9,200
Average remaining maturity	7 months 6 days	7 months 6 days
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	$ 415	$ 40
Maximum length of time hedged	2 years
Currency Swap
Derivative Financial Instruments
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (15)
Currency Swap | Cash Flow Hedging
Derivative Financial Instruments
Net gains (losses) before taxes in accumulated other comprehensive income/(loss), cash flow hedges	(46)	(68)
Currency Swap | Net Investment Hedging
Derivative Financial Instruments
Notional amount	2,200	0
Equity contracts hedging employee compensation obligations | Not Designated as Hedging Instrument, Economic Hedge
Derivative Financial Instruments
Notional amount	$ 1,500	$ 1,200